NET CURRENT INCOME TAX LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2024
Major components of tax expense (income) [abstract]
Summary of Accumulated Taxable Net Earnings
For fiscal years commenced from 01.01.24 through 12.31.24:

Accumulated Taxable Net Earnings		Ps. Payable	Plus %	On the excess of Ps.
More than Ps.	To Ps.
—	34,704	—	25%	—
34,704	347,035	8,676	30%	34,704
347,035	Onwards	102,375	35%	347,035
For fiscal years commenced from 01.01.23 through 12.31.23:

Accumulated Taxable Net Earnings		Ps. Payable	Plus %	On the excess of Ps.
More than Ps.	To Ps.
—	14,301	—	25%	—
14,301	143,012	3,575	30%	14,301
143,012	Onwards	42,189	35%	143,012